Investment Securities - Schedule of Fair Values of Securities Available for Sale (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 34,889	$ 37,877	$ 5
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	1,440	634
Available for sale securities, at fair value	33,449	37,243	5
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,014	2,010
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	108	61
Available for sale securities, at fair value	1,906	1,949
Residential Mortgage-backed Securities
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	27,197	30,156	5
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	1,149	527
Available for sale securities, at fair value	26,048	29,629	5
Corporate Bonds and Other Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	5,678	5,711
Securities available for sale, Unrealized Gains	0	0	$ 0
Securities available for sale, Unrealized Losses	183	46
Available for sale securities, at fair value	$ 5,495	$ 5,665